COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2021
COST OF SALES [Abstract]
Cost of Sales
For the year ended December 31, 2021, 2020 and 2019, cost of sales consists of the following:

	2021 $	2020 $	2019 $
Amortization	346,532	388,859	349,668
Driver expenses	9,808	121,352	211,204
Fuel	112,091	396,343	422,726
Short term vehicle rentals	110,265	58,042	-
Salaries and wages	5,674,740	4,983,299	3,352,958
	6,253,436	5,947,895	4,336,556